UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-22048
Emerging Markets Local Income Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
October 31
Date of Fiscal Year End
October 31, 2010
Date of Reporting Period

Item 1. Reports to Stockholders

Emerging Markets Local Income Portfolio as of October 31, 2010

CONSOLIDATED PORTFOLIO OF INVESTMENTS

Foreign Government Bonds — 61.2%

		Principal
Security		Amount	Value

Bermuda — 0.2%

Government of Bermuda, 5.603%, 7/20/20(1)	USD	900,000	$982,766

Total Bermuda (identified cost $924,649)			$982,766

Brazil — 5.3%

Nota Do Tesouro Nacional, 6.00%, 5/15/15(2)	BRL	447,022	$263,303
Nota Do Tesouro Nacional, 10.00%, 1/1/11	BRL	1,425,000	836,734
Nota Do Tesouro Nacional, 10.00%, 1/1/12	BRL	6,142,000	3,558,706
Nota Do Tesouro Nacional, 10.00%, 1/1/13	BRL	3,250,000	1,848,940
Nota Do Tesouro Nacional, 10.00%, 1/1/14	BRL	6,789,000	3,812,145
Nota Do Tesouro Nacional, 10.00%, 1/1/17	BRL	10,405,000	5,663,535
Nota Do Tesouro Nacional, 10.00%, 1/1/21	BRL	9,400,000	4,941,754
Republic of Brazil, 10.25%, 1/10/28	BRL	620,000	396,548

Total Brazil (identified cost $19,916,482)			$21,321,665

Chile — 0.8%

Government of Chile, 2.10%, 9/1/15(2)	CLP	85,554,440	$170,268
Government of Chile, 6.00%, 3/1/17	CLP	70,000,000	142,110
Government of Chile, 6.00%, 3/1/18	CLP	890,000,000	1,802,704
Government of Chile, 6.00%, 1/1/20	CLP	465,000,000	939,544

Total Chile (identified cost $3,024,150)			$3,054,626

Colombia — 4.3%

Republic of Colombia, 7.75%, 4/14/21	COP	6,201,000,000	$4,111,682
Republic of Colombia, 9.85%, 6/28/27	COP	8,093,000,000	6,598,173
Republic of Colombia, 12.00%, 10/22/15	COP	8,960,000,000	6,580,604

Total Colombia (identified cost $14,945,525)			$17,290,459

Congo — 0.1%

Republic of Congo, 3.00%, 6/30/29	USD	756,200	$468,844

Total Congo (identified cost $407,202)			$468,844

Costa Rica — 0.0%(3)

Titulo Propiedad Ud, 1.00%, 1/12/22(2)	CRC	51,203,401	$74,849
Titulo Propiedad Ud, 1.63%, 7/13/16(2)	CRC	5,752,393	9,642

Total Costa Rica (identified cost $120,453)			$84,491

Dominican Republic — 0.5%

Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank, N.A.) 16.00%, 7/10/20(4)	DOP	67,800,000	$1,971,876

Total Dominican Republic (identified cost $1,878,065)			$1,971,876

Egypt — 0.1%

Arab Republic of Egypt, 8.75%, 7/18/12(1)	EGP	1,690,000	$291,670

Total Egypt (identified cost $296,222)			$291,670

Georgia — 0.1%

Republic of Georgia, 7.50%, 4/15/13	USD	280,000	$295,400

Total Georgia (identified cost $214,155)			$295,400

Greece — 0.1%

Hellenic Republic Government Bond, 6.10%, 8/20/15	EUR	225,000	$257,955

Total Greece (identified cost $277,127)			$257,955

Hungary — 5.9%

Hungary Government Bond, 5.50%, 2/12/14	HUF	742,100,000	$3,682,228
Hungary Government Bond, 5.50%, 2/12/16	HUF	530,000,000	2,558,021
Hungary Government Bond, 6.00%, 10/24/12	HUF	538,920,000	2,760,037
Hungary Government Bond, 6.00%, 11/24/23	HUF	195,000,000	915,868
Hungary Government Bond, 6.50%, 6/24/19	HUF	579,100,000	2,870,768
Hungary Government Bond, 6.75%, 2/12/13	HUF	285,200,000	1,475,571
Hungary Government Bond, 6.75%, 2/24/17	HUF	602,100,000	3,061,234
Hungary Government Bond, 6.75%, 11/24/17	HUF	148,000,000	751,468

See notes to consolidated financial statements

Emerging Markets Local Income Portfolio as of October 31, 2010

CONSOLIDATED PORTFOLIO OF INVESTMENTS CONT’D

		Principal
Security		Amount	Value

Hungary (continued)

Hungary Government Bond, 7.25%, 6/12/12	HUF	322,000,000	$1,681,485
Hungary Government Bond, 7.50%, 10/24/13	HUF	452,000,000	2,377,236
Hungary Government Bond, 7.50%, 11/12/20	HUF	256,300,000	1,359,180
Hungary Government Bond, 8.00%, 2/12/15	HUF	60,000,000	321,598

Total Hungary (identified cost $22,410,407)			$23,814,694

Indonesia — 10.0%

Indonesia Government, 7.375%, 9/15/16	IDR	13,315,000,000	$1,534,298
Indonesia Government, 8.375%, 9/15/26	IDR	14,100,000,000	1,621,007
Indonesia Government, 9.00%, 9/15/13	IDR	9,800,000,000	1,176,680
Indonesia Government, 9.00%, 9/15/18	IDR	42,550,000,000	5,253,491
Indonesia Government, 9.50%, 6/15/15	IDR	33,485,000,000	4,192,847
Indonesia Government, 9.50%, 7/15/23	IDR	35,245,000,000	4,467,587
Indonesia Government, 9.50%, 7/15/31	IDR	11,341,000,000	1,420,870
Indonesia Government, 9.75%, 5/15/37	IDR	12,436,000,000	1,563,520
Indonesia Government, 10.00%, 7/15/17	IDR	10,200,000,000	1,331,512
Indonesia Government, 10.00%, 9/15/24	IDR	22,100,000,000	2,904,280
Indonesia Government, 10.00%, 2/15/28	IDR	8,560,000,000	1,113,561
Indonesia Government, 10.25%, 7/15/27	IDR	22,325,000,000	2,966,671
Indonesia Government, 10.50%, 8/15/30	IDR	24,610,000,000	3,356,598
Indonesia Government, 10.50%, 7/15/38	IDR	10,900,000,000	1,462,106
Indonesia Government, 11.00%, 11/15/20	IDR	14,560,000,000	2,022,063
Indonesia Government, 11.50%, 9/15/19	IDR	25,200,000,000	3,573,937

Total Indonesia (identified cost $36,463,973)			$39,961,028

Israel — 0.2%

Israeli Government Bond, 3.00%, 10/31/19(2)	ILS	560,882	$175,947
Israeli Government Bond, 5.00%, 4/30/15(2)	ILS	1,423,154	470,946

Total Israel (identified cost $593,268)			$646,893

Macedonia — 0.1%

Republic of Macedonia, 4.625%, 12/8/15	EUR	280,000	$366,906

Total Macedonia (identified cost $255,208)			$366,906

Malaysia — 7.1%

Malaysian Government, 2.509%, 8/27/12	MYR	3,800,000	$1,208,733
Malaysian Government, 3.21%, 5/31/13	MYR	5,925,000	1,902,627
Malaysian Government, 3.502%, 5/31/27	MYR	4,125,000	1,236,279
Malaysian Government, 3.70%, 5/15/13	MYR	6,355,000	2,065,368
Malaysian Government, 3.741%, 2/27/15	MYR	24,076,000	7,835,753
Malaysian Government, 3.756%, 4/28/11	MYR	10,900,000	3,519,700
Malaysian Government, 4.012%, 9/15/17	MYR	9,770,000	3,200,308
Malaysian Government, 4.24%, 2/7/18	MYR	15,775,000	5,233,695
Malaysian Government, 4.378%, 11/29/19	MYR	3,750,000	1,255,858
Malaysian Government, 4.498%, 4/15/30	MYR	3,480,000	1,176,870

Total Malaysia (identified cost $27,269,862)			$28,635,191

Mexico — 4.2%

Government of Mexico, 7.25%, 12/15/16	MXN	20,800,000	$1,829,854
Government of Mexico, 7.50%, 6/3/27	MXN	30,480,000	2,694,029
Government of Mexico, 7.75%, 12/14/17	MXN	9,500,000	860,524
Government of Mexico, 8.00%, 6/11/20	MXN	21,018,000	1,954,735
Government of Mexico, 8.50%, 12/13/18	MXN	6,832,600	647,327
Government of Mexico, 8.50%, 11/18/38	MXN	16,600,000	1,576,515
Government of Mexico, 10.00%, 12/5/24	MXN	44,710,000	4,875,447
Government of Mexico, 10.00%, 11/20/36	MXN	23,470,000	2,588,391

Total Mexico (identified cost $15,718,409)			$17,026,822

Pakistan — 0.3%

Republic of Pakistan, 7.125%, 3/31/16(5)	USD	1,500,000	$1,406,033

Total Pakistan (identified cost $1,418,642)			$1,406,033

Peru — 1.9%

Republic of Peru, 6.90%, 8/12/37	PEN	2,700,000	$1,049,695
Republic of Peru, 6.90%, 8/12/37(1)	PEN	2,367,000	913,703
Republic of Peru, 6.95%, 8/12/31	PEN	2,000,000	769,006
Republic of Peru, 7.84%, 8/12/20	PEN	1,130,000	474,342
Republic of Peru, 8.20%, 8/12/26	PEN	2,750,000	1,183,556
Republic of Peru, 8.60%, 8/12/17	PEN	5,305,000	2,309,481
Republic of Peru, 9.91%, 5/5/15	PEN	1,760,000	769,432

Total Peru (identified cost $7,081,518)			$7,469,215

See notes to consolidated financial statements

Emerging Markets Local Income Portfolio as of October 31, 2010

CONSOLIDATED PORTFOLIO OF INVESTMENTS CONT’D

		Principal
Security		Amount	Value

Philippines — 0.9%

Philippine Government International Bond, 4.95%, 1/15/21	PHP	139,000,000	$3,441,646

Total Philippines
(identified cost $3,139,015)			$3,441,646

Poland — 1.4%

Poland Government Bond, 3.00%, 8/24/16(2)	PLN	1,779,773	$637,384
Poland Government Bond, 4.75%, 4/25/12	PLN	2,010,000	706,710
Poland Government Bond, 5.25%, 10/25/17	PLN	3,575,000	1,241,113
Poland Government Bond, 5.75%, 9/23/22	PLN	5,420,000	1,911,031
Poland Government Bond, 6.25%, 10/24/15	PLN	2,900,000	1,061,102

Total Poland
(identified cost $5,860,216)			$5,557,340

South Africa — 4.6%

Republic of South Africa, 6.25%, 3/31/36	ZAR	22,825,000	$2,623,998
Republic of South Africa, 6.75%, 3/31/21	ZAR	45,745,000	6,005,819
Republic of South Africa, 7.25%, 1/15/20	ZAR	30,500,000	4,191,715
Republic of South Africa, 7.50%, 1/15/14	ZAR	5,070,000	741,726
Republic of South Africa, 8.25%, 9/15/17	ZAR	19,430,000	2,873,124
Republic of South Africa, 10.50%, 12/21/26	ZAR	10,600,000	1,845,835

Total South Africa
(identified cost $17,017,402)			$18,282,217

Sri Lanka — 0.2%

Republic of Sri Lanka, 6.25%, 10/4/20(1)	USD	950,000	$991,563

Total Sri Lanka
(identified cost $950,000)			$991,563

Taiwan — 0.7%

Taiwan Government Bond, 0.25%, 10/21/11	TWD	12,500,000	$407,724
Taiwan Government Bond, 0.25%, 2/10/12	TWD	74,400,000	2,426,169

Total Taiwan
(identified cost $2,789,238)			$2,833,893

Thailand — 2.8%

Bank of Thailand, 3.625%, 5/2/11	THB	22,000,000	$740,432
Kingdom of Thailand, 3.875%, 6/13/19	THB	93,235,000	3,305,576
Kingdom of Thailand, 4.75%, 12/20/24	THB	30,000,000	1,144,861
Kingdom of Thailand, 5.125%, 3/13/18	THB	86,300,000	3,262,051
Kingdom of Thailand, 5.67%, 3/13/28	THB	62,500,000	2,662,387

Total Thailand
(identified cost $9,725,353)			$11,115,307

Turkey — 9.2%

Turkey Government Bond, 0.00%, 4/25/12	TRY	19,569,000	$12,250,288
Turkey Government Bond, 0.00%, 8/8/12	TRY	2,450,000	1,500,015
Turkey Government Bond, 8.00%, 10/9/13	TRY	3,075,000	2,165,084
Turkey Government Bond, 10.00%, 1/9/13	TRY	8,595,000	6,293,372
Turkey Government Bond, 10.00%, 4/10/13	TRY	2,425,000	1,782,802
Turkey Government Bond, 10.00%, 6/17/15	TRY	7,800,000	5,842,922
Turkey Government Bond, 10.50%, 1/15/20	TRY	1,940,000	1,539,273
Turkey Government Bond, 11.00%, 8/6/14	TRY	2,506,000	1,939,318
Turkey Government Bond, 14.00%, 9/26/12	TRY	1,790,000	1,386,475
Turkey Government Bond, 16.00%, 3/7/12	TRY	1,270,000	981,044
Turkey Government Bond, 16.00%, 8/28/13	TRY	1,330,000	1,124,392

Total Turkey (identified cost $35,809,868)			$36,804,985

Uruguay — 0.2%

Republic of Uruguay, 5.00%, 9/14/18(2)	UYU	14,028,028	$815,495

Total Uruguay (identified cost $602,616)			$815,495

Total Foreign Government Bonds (identified cost $229,109,025)			$245,188,980

Collateralized Mortgage Obligations — 1.4%

		Principal
Security		Amount	Value

Federal National Mortgage Association: Series 2001-56, Class KZ, 6.50%, 10/25/31		$5,031,532	$5,684,080

Total Collateralized Mortgage Obligations
(identified cost $5,691,920)			$5,684,080

Mortgage Pass-Throughs — 8.1%

		Principal
Security		Amount	Value

Federal Home Loan Mortgage Corp.:
6.50%, with maturity at 2024		$4,966,528	$5,666,759

See notes to consolidated financial statements

Emerging Markets Local Income Portfolio as of October 31, 2010

CONSOLIDATED PORTFOLIO OF INVESTMENTS CONT’D

	Principal
Security	Amount	Value

Federal Home Loan Mortgage Corp. (continued)
7.00%, with maturity at 2032	$3,562,427	$4,175,999
7.50%, with maturity at 2034	771,507	909,369

		$10,752,127

Federal National Mortgage Association:
3.003%, with maturity at 2035(6)	$1,728,958	$1,796,367
4.49%, with maturity at 2035(6)	1,504,955	1,609,914
5.00%, with maturity at 2017	8,014,318	8,593,096
6.00%, with maturity at 2032	1,133,710	1,250,204
6.50%, with various maturities to 2033	3,869,383	4,334,820
7.00%, with various maturities to 2033	2,191,665	2,542,031
8.50%, with maturity at 2032	1,236,712	1,485,171

		$21,611,603

Total Mortgage Pass-Throughs
(identified cost $31,253,036)		$32,363,730

U.S. Government Agency Obligations — 2.0%

	Principal
Security	Amount	Value

Federal Home Loan Bank:
4.50%, 9/13/19	$4,000,000	$4,568,652
5.25%, 12/9/22	2,700,000	3,230,253

Total U.S. Government Agency Obligations
(identified cost $7,849,720)		$7,798,905

U.S. Treasury Obligations — 2.6%

	Principal
Security	Amount	Value

U.S. Treasury Bond, 7.625%, 2/15/25	$1,200,000	$1,809,187
U.S. Treasury Note, 3.375%, 6/30/13(9)	8,120,000	8,760,083

Total U.S. Treasury Obligations
(identified cost $10,196,277)		$10,569,270

Precious Metals — 0.7%

	Troy
Description	Ounces	Value

Gold	2,018	$2,740,335

Total Precious Metals
(identified cost $2,711,186)		$2,740,335

Currency Options Purchased — 0.1%

	Principal Amount of
	Contracts		Strike		Expiration
Description	(000’s omitted)		Price		Date	Value

Euro Put Option	EUR	5,600	EUR	1.22	5/11/11	$62,174
Euro Put Option	EUR	6,566	EUR	1.17	5/3/12	182,981

Total Currency Options Purchased (identified cost $591,330)						$245,155

Put Options Purchased — 0.1%

	Number of
	Contracts	Strike		Expiration
Description	(000’s omitted)	Price		Date	Value

KOSPI 200 Index	28,650	KRW	205.00	10/13/11	$167,415
KOSPI 200 Index	28,650	KRW	200.00	10/11/12	316,345

Total Put Options Purchased (identified cost $505,987)					$483,760

Short-Term Investments — 23.8%
Foreign Government Securities — 16.4%

		Principal
		Amount
Security		(000’s omitted)	Value

Brazil — 3.1%

Letras Do Tesouro Nacional, 0.00%, 1/1/11	BRL	21,170	$12,229,731

Total Brazil (identified cost $12,218,535)			$12,229,731

Croatia — 2.6%

Croatia Treasury Bill, 0.00%, 3/31/11	EUR	440	$608,375
Croatia Treasury Bill, 0.00%, 4/7/11	EUR	525	725,522
Croatia Treasury Bill, 0.00%, 5/5/11	EUR	341	470,166
Croatia Treasury Bill, 0.00%, 6/2/11	EUR	700	962,647
Croatia Treasury Bill, 0.00%, 6/16/11	EUR	819	1,124,701
Croatia Treasury Bill, 0.00%, 8/25/11	EUR	307	418,151
Croatia Treasury Bill, 0.00%, 9/8/11	EUR	592	804,830
Croatia Treasury Bill, 0.00%, 9/15/11	EUR	3,467	4,708,935
Croatia Treasury Bill, 0.00%, 9/22/11	EUR	540	732,715

Total Croatia (identified cost $9,733,322)			$10,556,042

See notes to consolidated financial statements

Emerging Markets Local Income Portfolio as of October 31, 2010

CONSOLIDATED PORTFOLIO OF INVESTMENTS CONT’D

		Principal
		Amount
Security		(000’s omitted)	Value

Egypt — 4.0%

Egypt Treasury Bill, 0.00%, 11/2/10	EGP	4,150	$718,380
Egypt Treasury Bill, 0.00%, 11/9/10	EGP	3,775	652,335
Egypt Treasury Bill, 0.00%, 11/23/10	EGP	6,950	1,197,004
Egypt Treasury Bill, 0.00%, 12/7/10	EGP	400	68,652
Egypt Treasury Bill, 0.00%, 12/14/10	EGP	350	59,952
Egypt Treasury Bill, 0.00%, 12/21/10	EGP	9,200	1,573,065
Egypt Treasury Bill, 0.00%, 12/28/10	EGP	10,350	1,766,512
Egypt Treasury Bill, 0.00%, 1/25/11	EGP	6,750	1,143,666
Egypt Treasury Bill, 0.00%, 2/8/11	EGP	350	59,081
Egypt Treasury Bill, 0.00%, 2/15/11	EGP	6,200	1,044,654
Egypt Treasury Bill, 0.00%, 3/1/11	EGP	3,250	545,568
Egypt Treasury Bill, 0.00%, 3/22/11	EGP	550	91,803
Egypt Treasury Bill, 0.00%, 3/29/11	EGP	6,450	1,074,538
Egypt Treasury Bill, 0.00%, 4/5/11	EGP	12,050	2,003,485
Egypt Treasury Bill, 0.00%, 4/12/11	EGP	4,525	750,869
Egypt Treasury Bill, 0.00%, 4/19/11	EGP	11,850	1,961,378
Egypt Treasury Bill, 0.00%, 5/3/11	EGP	1,525	251,579
Egypt Treasury Bill, 0.00%, 6/7/11	EGP	400	65,348
Egypt Treasury Bill, 0.00%, 6/21/11	EGP	300	48,819
Egypt Treasury Bill, 0.00%, 7/12/11	EGP	1,975	319,371
Egypt Treasury Bill, 0.00%, 8/9/11	EGP	4,700	754,029

Total Egypt (identified cost $16,382,933)			$16,150,088

Iceland — 0.0%(3)

Iceland Treasury Bill, 0.00%, 11/15/10	ISK	12,500	$95,018
Iceland Treasury Bill, 0.00%, 2/15/11	ISK	3,129	23,555
Iceland Treasury Note, 13.75%, 12/10/10	ISK	7,200	55,459

Total Iceland (identified cost $158,354)			$174,032

Israel — 1.8%

Israeli Treasury Bill, 0.00%, 12/1/10	ILS	3,337	$916,241
Israeli Treasury Bill, 0.00%, 3/2/11	ILS	5,394	1,473,317
Israeli Treasury Bill, 0.00%, 4/6/11	ILS	9,766	2,661,843
Israeli Treasury Bill, 0.00%, 5/4/11	ILS	4,556	1,239,412
Israeli Treasury Bill, 0.00%, 6/1/11	ILS	1,200	325,787
Israeli Treasury Bill, 0.00%, 7/6/11	ILS	1,746	473,060

Total Israel (identified cost $6,885,775)			$7,089,660

Lebanon — 2.0%

Lebanon Treasury Bill, 0.00%, 11/4/10	LBP	211,560	$140,859
Lebanon Treasury Bill, 0.00%, 11/18/10	LBP	102,400	68,078
Lebanon Treasury Bill, 0.00%, 12/9/10	LBP	184,060	122,089
Lebanon Treasury Bill, 0.00%, 12/16/10	LBP	100,000	66,280
Lebanon Treasury Bill, 0.00%, 12/23/10	LBP	457,440	302,956
Lebanon Treasury Bill, 0.00%, 12/30/10	LBP	182,940	121,063
Lebanon Treasury Bill, 0.00%, 1/6/11	LBP	175,980	116,365
Lebanon Treasury Bill, 0.00%, 1/20/11	LBP	120,400	79,485
Lebanon Treasury Bill, 0.00%, 2/3/11	LBP	239,940	158,141
Lebanon Treasury Bill, 0.00%, 2/17/11	LBP	633,470	416,816
Lebanon Treasury Bill, 0.00%, 3/31/11	LBP	1,370,150	896,887
Lebanon Treasury Bill, 0.00%, 4/14/11	LBP	2,215,440	1,447,622
Lebanon Treasury Bill, 0.00%, 6/30/11	LBP	386,000	249,632
Lebanon Treasury Bill, 0.00%, 8/11/11	LBP	72,000	46,286
Lebanon Treasury Bill, 0.00%, 9/22/11	LBP	192,250	122,825
Lebanon Treasury Bill, 0.00%, 10/6/11	LBP	3,479,130	2,218,021
Lebanon Treasury Note, 4.58%, 7/28/11	LBP	1,727,060	1,149,910
Lebanon Treasury Note, 9.32%, 12/2/10	LBP	113,860	76,177

Total Lebanon (identified cost $7,761,745)			$7,799,492

Malaysia — 0.7%

Malaysia Treasury Bill, 0.00%, 12/30/10	MYR	5,480	$1,752,772
Malaysia Treasury Bill, 0.00%, 1/4/11	MYR	3,498	1,118,393

Total Malaysia (identified cost $2,880,549)			$2,871,165

Romania — 0.1%

Romania Government Bond, 4.25%, 11/29/10	EUR	300	$418,296

Total Romania (identified cost $389,921)			$418,296

South Korea — 0.5%

Korea Monetary Stabilization Bond, 0.00%, 11/9/10	KRW	399,640	$354,985
Korea Monetary Stabilization Bond, 0.00%, 11/26/10	KRW	177,120	157,168
Korea Monetary Stabilization Bond, 0.00%, 12/24/10	KRW	236,640	209,616
Korea Monetary Stabilization Bond, 3.07%, 1/28/11	KRW	1,607,400	1,430,588

Total South Korea
(identified cost $2,136,627)			$2,152,357

Sri Lanka — 0.5%

Sri Lanka Treasury Bill, 0.00%, 11/5/10	LKR	51,060	$456,814
Sri Lanka Treasury Bill, 0.00%, 3/11/11	LKR	15,980	139,568

See notes to consolidated financial statements

Emerging Markets Local Income Portfolio as of October 31, 2010

CONSOLIDATED PORTFOLIO OF INVESTMENTS CONT’D

		Principal
		Amount
Security		(000’s omitted)	Value

Sri Lanka (continued)

Sri Lanka Treasury Bill, 0.00%, 3/18/11	LKR	9,720	$84,779
Sri Lanka Treasury Bill, 0.00%, 3/25/11	LKR	14,370	125,169
Sri Lanka Treasury Bill, 0.00%, 4/29/11	LKR	50,400	436,054
Sri Lanka Treasury Bill, 0.00%, 7/15/11	LKR	60,920	519,203
Sri Lanka Treasury Bill, 0.00%, 8/5/11	LKR	22,030	186,998

Total Sri Lanka (identified cost $1,916,030)			$1,948,585

Uruguay — 1.1%

Uruguay Treasury Bill, 0.00%, 11/3/10	UYU	6,200	$308,202
Uruguay Treasury Bill, 0.00%, 11/17/10	UYU	5,000	247,940
Uruguay Treasury Bill, 0.00%, 11/23/10	UYU	18,700	926,255
Uruguay Treasury Bill, 0.00%, 12/21/10	UYU	8,310	409,282
Uruguay Treasury Bill, 0.00%, 1/20/11	UYU	11,800	577,272
Uruguay Treasury Bill, 0.00%, 2/10/11	UYU	6,235	303,458
Uruguay Treasury Bill, 0.00%, 4/13/11	UYU	12,435	597,134
Uruguay Treasury Bill, 0.00%, 8/11/11	UYU	12,355	576,800
Uruguay Treasury Bill, 0.00%, 9/16/11	UYU	6,200	286,900

Total Uruguay (identified cost $4,232,696)			$4,233,243

Zambia — 0.0%(3)

Zambia Treasury Bill, 0.00%, 1/31/11	ZMK	297,000	$63,309

Total Zambia
(identified cost $63,255)			$63,309

Total Foreign Government Securities (identified cost $64,759,742)			$65,686,000

Other Securities — 7.4%

		Interest
Description		(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.22%(7)(8)		$29,852	$29,852,252

Total Other Securities
(identified cost $29,852,252)			$29,852,252

Total Short-Term Investments
(identified cost $94,611,994)			$95,538,252

Total Investments — 100.0%
(identified cost $382,520,475)			$400,612,467

Other Assets, Less Liabilities — 0.0%(3)			$35,403

Net Assets — 100.0%			$400,647,870

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

BRL - Brazilian Real

CLP - Chilean Peso

COP - Colombian Peso

CRC - Costa Rican Colon

DOP - Dominican Peso

EGP - Egyptian Pound

EUR - Euro

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

ISK - Icelandic Krona

KRW - South Korean Won

LBP - Lebanese Pound

LKR - Sri Lankan Rupee

MXN - Mexican Peso

MYR - Malaysian Ringgit

PEN - Peruvian New Sol

PHP - Philippine Peso

PLN - Polish Zloty

THB - Thailand Baht

TRY - New Turkish Lira

TWD - New Taiwan Dollar

USD - United States Dollar

UYU - Uruguayan Peso

ZAR - South African Rand

ZMK - Zambian Kwacha

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At October 31, 2010, the aggregate value of these securities is $3,179,702 or 0.8% of the Portfolio’s net assets.

See notes to consolidated financial statements

Emerging Markets Local Income Portfolio as of October 31, 2010

CONSOLIDATED PORTFOLIO OF INVESTMENTS CONT’D

(2)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(3)	Amount is less than 0.05%.

(4)	Security represents a structured security whose market value and interest rate are linked to the performance of the underlying security.

(5)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(6)	Adjustable rate mortgage security. Rate shown is the rate at October 31, 2010.

(7)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2010.

(8)	Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, an affiliated investment company, for the year ended October 31, 2010 was $18,349 and $0, respectively.

(9)	Security (or a portion thereof) has been pledged to cover collateral requirements on open financial contracts.

See notes to consolidated financial statements

Emerging Markets Local Income Portfolio as of October 31, 2010

CONSOLIDATED FINANCIAL STATEMENTS

Consolidated Statement of Assets and Liabilities

As of October 31, 2010

Assets

Unaffiliated investments, at value (identified cost, $352,668,223)	$370,760,215
Affiliated investment, at value (identified cost, $29,852,252)	29,852,252
Cash	78,636
Cash collateral on deposit at broker	162,973
Foreign currency, at value (identified cost, $536,017)	536,722
Interest and dividends receivable	4,874,972
Interest receivable from affiliated investment	4,573
Receivable for investments sold	60,050
Receivable for variation margin on open financial futures contracts	40,097
Receivable for open forward foreign currency exchange contracts	1,711,810
Receivable for closed forward foreign currency exchange contracts	116,650
Receivable for open swap contracts	1,797,725
Receivable for closed swap contracts	51,439
Receivable for closed options	82,490
Premium paid on open swap contracts	2,172,858

Total assets	$412,303,462

Liabilities

Payable for investments purchased	$7,195,319
Payable for open forward foreign currency exchange contracts	2,266,978
Payable for closed forward foreign currency exchange contracts	403,798
Payable for open swap contracts	1,136,331
Premium received on open swap contracts	84,853
Payable to affiliates:
Investment adviser fee	188,359
Trustees’ fees	546
Accrued expenses	379,408

Total liabilities	$11,655,592

Net Assets applicable to investors’ interest in Portfolio	$400,647,870

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$382,371,235
Net unrealized appreciation	18,276,635

Total	$400,647,870

Consolidated Statement of Operations

For the Year Ended
October 31, 2010

Investment Income

Interest (net of foreign taxes, $479,298)	$10,479,015
Dividends (net of foreign taxes, $340)	3,057
Interest allocated from affiliated investments	21,133
Expenses allocated from affiliated investments	(2,784)

Total investment income	$10,500,421

Expenses

Investment adviser fee	$1,090,466
Trustees’ fees and expenses	5,708
Custodian fee	356,323
Legal and accounting services	88,151
Miscellaneous	19,529

Total expenses	$1,560,177

Deduct —
Reduction of custodian fee	$25

Total expense reductions	$25

Net expenses	$1,560,152

Net investment income	$8,940,269

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$2,560,788
Investment transactions allocated from affiliated investments	(10,806)
Financial futures contracts	2,553
Swap contracts	(387,968)
Written options	21,790
Foreign currency and forward foreign currency exchange contract transactions	4,219,181

Net realized gain	$6,405,538

Change in unrealized appreciation (depreciation) —
Investments	$13,360,696
Financial futures contracts	4,278
Swap contracts	720,709
Written options	(12,895)
Foreign currency and forward foreign currency exchange contracts	226,281

Net change in unrealized appreciation (depreciation)	$14,299,069

Net realized and unrealized gain	$20,704,607

Net increase in net assets from operations	$29,644,876

See notes to consolidated financial statements

Emerging Markets Local Income Portfolio as of October 31, 2010

CONSOLIDATED FINANCIAL STATEMENTS CONT’D

Consolidated Statements of Changes in Net Assets

Increase (Decrease)	Year Ended	Year Ended
in Net Assets	October 31, 2010	October 31, 2009

From operations —
Net investment income	$8,940,269	$4,569,753
Net realized gain from investment transactions, financial futures contracts, swap contracts, written options, and foreign currency and forward foreign currency exchange contract transactions	6,405,538	4,935,494
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts, swap contracts, written options, foreign currency and forward foreign currency exchange contracts	14,299,069	12,367,756

Net increase in net assets from operations	$29,644,876	$21,873,003

Capital transactions —
Contributions	$270,094,823	$34,727,341
Withdrawals	(15,131,692)	(1,397,348)

Net increase in net assets from capital transactions	$254,963,131	$33,329,993

Net increase in net assets	$284,608,007	$55,202,996

Net Assets

At beginning of year	$116,039,863	$60,836,867

At end of year	$400,647,870	$116,039,863

See notes to consolidated financial statements

Emerging Markets Local Income Portfolio as of October 31, 2010

CONSOLIDATED FINANCIAL STATEMENTS CONT’D

Consolidated Supplementary Data

	Year Ended October 31,
				Period Ended
	2010	2009	2008	October 31, 2007(1)

Ratios/Supplemental Data

Ratios (as a percentage of average daily net assets):
Expenses(2)	0.93%	0.91%	0.96%	1.13	%(3)
Net investment income	5.30%	5.70%	5.51%	5.25	%(3)
Portfolio Turnover	17%	26%	38%	2	%(4)

Total Return	19.03%	30.48%	(13.13)%	10.48	%(4)

Net assets, end of year (000’s omitted)	$400,648	$116,040	$60,837	$55,813

(1)	For the period from the start of business, June 27, 2007, to October 31, 2007.

(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(3)	Annualized.

(4)	Not annualized.

See notes to consolidated financial statements

Emerging Markets Local Income Portfolio as of October 31, 2010

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1   Significant Accounting Policies

Emerging Markets Local Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is to seek total return. Total return is defined as income plus capital appreciation. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2010, Eaton Vance Emerging Markets Local Income Fund, Eaton Vance Strategic Income Fund and Eaton Vance International (Cayman Islands) Strategic Income Fund held an interest of 61.9%, 33.0% and 5.1%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance EMLIP Commodity Subsidiary, Ltd. (Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at October 31, 2010 were $2,796,165 or 0.7% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary, which commenced operations in May 2010. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days and excluding most seasoned mortgage-backed securities) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Most seasoned, fixed rate 30-year mortgage-backed securities are valued through the use of the investment adviser’s matrix pricing system, which takes into account bond prices, yield differentials, anticipated prepayments and interest rates provided by dealers. Short-term debt securities purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Precious metals are valued at the New York Composite mean quotation reported by Bloomberg at the valuation time. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial futures contracts are valued at the settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Interest rate swaps and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by the counterparty, so determined using the same techniques as those employed by the pricing service. Credit default swaps are normally valued using valuations provided by a third party pricing service. The pricing services employ electronic data processing techniques to determine the present value

Emerging Markets Local Income Portfolio as of October 31, 2010

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS CONT’D

based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal income tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of October 31, 2010, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended October 31, 2010 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Consolidated Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases

Emerging Markets Local Income Portfolio as of October 31, 2010

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS CONT’D

and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Financial Futures Contracts — The Portfolio may enter into financial futures contracts. The Portfolio’s investment in financial futures contracts is designed for hedging against changes in interest rates or as a substitute for the purchase of securities. Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The Portfolio enters into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contract is adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contract has been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

L  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment

Emerging Markets Local Income Portfolio as of October 31, 2010

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS CONT’D

is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

M  Interest Rate Swaps — Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

N  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

O  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no benefits from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio effectively adds leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Up-front payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

P  Total Return Swaps — In a total return swap, the Portfolio makes payments at a rate equal to a predetermined spread to the one or three-month LIBOR. In exchange, the Portfolio receives payments based on the rate of return of a benchmark industry index or basket of securities. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The value of the swap is determined by changes

Emerging Markets Local Income Portfolio as of October 31, 2010

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS CONT’D

in the relationship between the rate of interest and the benchmark industry index or basket of securities. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of interest rates, securities, or the index.

Q  Repurchase Agreements — The Portfolio may enter into repurchase agreements with banks and broker-dealers determined to be creditworthy by the Portfolio’s investment adviser. Under a repurchase agreement, the Portfolio buys a security at one price and simultaneously promises to sell that same security back to the seller at a higher price for settlement at a later date. At the time the Portfolio enters into a repurchase agreement, it typically receives collateral at least equal to the repurchase price. The value of the collateral will be marked to market daily and, except in the case of a repurchase agreement entered to facilitate a short sale, the value of such collateral will at least equal 90% of such repurchase price. The terms of a repurchase agreement entered into to facilitate a short sale may provide that the value of collateral received by the Portfolio is less than the repurchase price. In such a case, the Portfolio will segregate liquid assets equal to the marked to market value of its obligation to the counterparty to the repurchase agreement. In the event of bankruptcy of the counterparty or a third party custodian, the Portfolio might experience delays in recovering its cash or experience a loss.

2   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 0.650% of its respective average daily net assets up to $1 billion, 0.625% from $1 billion up to $2 billion, 0.600% from $2 billion up to $5 billion, and 0.575% of average daily net assets of $5 billion or more, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. Prior to its liquidation in February 2010, the portion of the adviser fee payable by Cash Management Portfolio, an affiliated investment company, on the Portfolio’s investment of cash therein was credited against the Portfolio’s investment adviser fee. The Portfolio currently invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the year ended October 31, 2010, the Portfolio’s investment adviser fee totaled $1,091,887 of which $1,421 was allocated from Cash Management Portfolio and $1,090,466 was paid or accrued directly by the Portfolio. For the year ended October 31, 2010, the Portfolio’s investment adviser fee, including the portion allocated from Cash Management Portfolio, was 0.65% of the Portfolio’s consolidated average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2010, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and paydowns, for the year ended October 31, 2010 were as follows:

Purchases

Investments (non-U.S. Government)	$177,102,972
U.S. Government and Agency Securities	39,921,053

$217,024,025

Sales

Investments (non-U.S. Government)	$19,054,910
U.S. Government and Agency Securities	4,595,747

$23,650,657

4   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at October 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$383,654,845

Gross unrealized appreciation	$19,041,759
Gross unrealized depreciation	(2,084,137)

Net unrealized appreciation	$16,957,622

Emerging Markets Local Income Portfolio as of October 31, 2010

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS CONT’D

The net unrealized depreciation on financial futures contracts, swaps contracts, foreign currency and forward foreign currency exchange contracts at October 31, 2010 on a federal income tax basis was $19,604.

5   Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, forward foreign currency exchange contracts, financial futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at October 31, 2010 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

				Net Unrealized
Settlement				Appreciation
Date	Deliver	In Exchange For	Counterparty	(Depreciation)

11/1/10	Czech Koruna 53,630,000	Euro 2,176,277	Barclays Bank PLC	$(1,600)
11/2/10	Chilean Peso 85,604,397	United States Dollar 172,642	Citigroup Global Markets	(2,365)
11/4/10	Sri Lankan Rupee 51,060,000	United States Dollar 438,095	HSBC Bank USA	(19,168)
11/10/10	Euro 3,540,000	United States Dollar 4,949,968	Standard Chartered Bank	23,458
11/22/10	Euro 183,606	United States Dollar 256,024	Goldman Sachs, Inc.	541
11/24/10	Euro 1,003,000	United States Dollar 1,393,684	HSBC Bank USA	(1,932)
11/24/10	Euro 987,000	United States Dollar 1,371,463	Standard Chartered Bank	(1,889)
11/29/10	Euro 312,750	United States Dollar 404,395	Deutsche Bank	(30,752)
12/1/10	Euro	United States Dollar
	728,434	1,004,845	Deutsche Bank	(8,644)
12/1/10	Israeli Shekel 1,537,000	United States Dollar 402,620	Deutsche Bank	(19,965)
12/2/10	New Zealand Dollar 2,084,907	Australian Dollar 1,600,000	Citigroup Global Markets	(23,913)
12/2/10	New Zealand Dollar 2,168,224	Australian Dollar 1,710,900	Credit Suisse	20,968
3/2/11	Israeli Shekel 2,294,000	United States Dollar 606,959	Credit Suisse	(22,968)
3/2/11	Israeli Shekel 3,100,000	United States Dollar 812,475	Deutsche Bank	(38,777)
3/11/11	Sri Lankan Rupee 15,980,000	United States Dollar 131,523	HSBC Bank USA	(11,042)
3/18/11	Sri Lankan Rupee 9,720,000	United States Dollar 79,869	HSBC Bank USA	(6,831)
3/25/11	Sri Lankan Rupee 14,370,000	United States Dollar 118,711	Standard Chartered Bank	(9,441)
3/31/11	Euro 440,000	United States Dollar 593,472	HSBC Bank USA	(17,551)
4/6/11	Israeli Shekel 2,443,000	United States Dollar 656,315	Barclays Bank PLC	(14,046)
4/6/11	Israeli Shekel 2,440,000	United States Dollar 655,385	Citigroup Global Markets	(14,152)
4/6/11	Israeli Shekel 4,883,000	United States Dollar 1,312,282	Deutsche Bank	(27,616)
4/7/11	Euro 525,000	United States Dollar 703,432	HSBC Bank USA	(25,541)
4/29/11	Sri Lankan Rupee 50,400,000	United States Dollar 447,403	Standard Chartered Bank	(1,631)
5/4/11	Israeli Shekel 1,696,000	United States Dollar 454,022	Barclays Bank PLC	(11,093)
5/4/11	Israeli Shekel 2,860,000	United States Dollar 760,032	Citigroup Global Markets	(24,302)
5/5/11	Euro 341,000	United States Dollar 446,846	HSBC Bank USA	(26,404)
6/2/11	Euro 700,000	United States Dollar 856,310	HSBC Bank USA	(114,660)
6/16/11	Euro 819,000	United States Dollar 1,009,999	Citigroup Global Markets	(125,737)
7/6/11	Israeli Shekel 1,746,000	United States Dollar 472,467	Deutsche Bank	(5,710)
7/15/11	Sri Lankan Rupee 60,920,000	United States Dollar 512,665	HSBC Bank USA	(28,598)
8/5/11	Sri Lankan Rupee 22,030,000	United States Dollar 189,505	HSBC Bank USA	(6,078)
8/25/11	Euro 307,000	United States Dollar 386,851	Deutsche Bank	(38,310)
9/8/11	Euro 592,000	United States Dollar 751,745	Citigroup Global Markets	(67,883)
9/15/11	Euro 3,467,000	United States Dollar 4,502,038	Deutsche Bank	(297,393)
9/22/11	Euro 540,000	United States Dollar 707,697	Goldman Sachs, Inc.	(39,732)

				$(1,040,757)

Emerging Markets Local Income Portfolio as of October 31, 2010

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS CONT’D

Forward Foreign Currency Exchange Contracts (continued)

Purchases

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)

11/1/10	Czech Koruna 30,600,000	Euro 1,248,759	Citigroup Global Markets	$(8,867)
11/1/10	Czech Koruna 23,030,000	Euro 941,474	Goldman Sachs, Inc.	(8,956)
11/1/10	Euro 4,288,475	United States Dollar 6,031,779	JPMorgan Chase Bank	(63,079)
11/1/10	New Turkish Lira 2,151,468	United States Dollar 1,494,075	JPMorgan Chase Bank	5,885
11/2/10	Ukrainian Hryvnia 1,276,800	United States Dollar 160,311	Barclays Bank PLC	292
11/2/10	Ukrainian Hryvnia 1,115,800	United States Dollar 139,956	Deutsche Bank	396
11/3/10	Russian Ruble 7,000,000	United States Dollar 229,542	Goldman Sachs, Inc.	(2,634)
11/4/10	Chilean Peso 156,300,000	United States Dollar 322,468	Credit Suisse	(2,959)
11/4/10	Chilean Peso 163,700,000	United States Dollar 337,700	Standard Chartered Bank	(3,064)
11/4/10	Czech Koruna 25,900,000	Euro 1,053,831	Barclays Bank PLC	(3,159)
11/4/10	Polish Zloty 5,282,000	Euro 1,322,120	Barclays Bank PLC	12,956
11/4/10	Polish Zloty 4,200,000	Euro 1,061,850	Citigroup Global Markets	(4,399)
11/4/10	Polish Zloty 4,040,000	Euro 1,016,647	Credit Suisse	2,382
11/4/10	Polish Zloty 4,560,000	Euro 1,161,516	Goldman Sachs, Inc.	(16,814)
11/4/10	Qatari Rial 2,390,000	United States Dollar 656,431	Deutsche Bank	371
11/4/10	South African Rand 29,700,000	United States Dollar 4,234,388	Bank of America	4,121
11/4/10	Ukrainian Hryvnia 5,100,000	United States Dollar 639,098	HSBC Bank USA	2,062
11/8/10	Colombian Peso 1,600,000,000	United States Dollar 890,695	Bank of America	(20,842)
11/8/10	Czech Koruna 13,900,000	Euro 567,950	Bank of America	(5,011)
11/8/10	Czech Koruna 13,900,000	Euro 568,879	Barclays Bank PLC	(6,305)
11/8/10	Czech Koruna 13,900,000	Euro 568,626	Deutsche Bank	(5,952)
11/8/10	Czech Koruna 13,900,000	Euro 567,950	HSBC Bank USA	(5,011)
11/8/10	Indian Rupee 50,040,000	United States Dollar 1,062,195	Goldman Sachs, Inc.	63,261
11/8/10	Malaysian Ringgit 1,600,000	United States Dollar 515,066	Barclays Bank PLC	(679)
11/8/10	Malaysian Ringgit 3,670,000	United States Dollar 1,181,470	Credit Suisse	(1,595)
11/8/10	Malaysian Ringgit 1,600,000	United States Dollar 515,049	Deutsche Bank	(662)
11/8/10	Polish Zloty 14,360,000	Euro 3,620,225	Goldman Sachs, Inc.	(1,917)
11/8/10	Thai Baht 572,025,000	United States Dollar 18,921,176	Barclays Bank PLC	156,117
11/8/10	Thai Baht 36,300,000	United States Dollar 1,208,590	Barclays Bank PLC	2,031
11/8/10	Thai Baht 51,500,000	United States Dollar 1,713,468	Citigroup Global Markets	4,080
11/8/10	Thai Baht 28,300,000	United States Dollar 942,203	Citigroup Global Markets	1,615
11/8/10	Thai Baht 35,500,000	United States Dollar 1,188,086	Citigroup Global Markets	(4,145)
11/8/10	Thai Baht 51,000,000	United States Dollar 1,707,113	Citigroup Global Markets	(6,240)
11/10/10	Polish Zloty 44,960,720	United States Dollar 15,695,835	Citigroup Global Markets	70,599
11/10/10	Polish Zloty 5,700,000	United States Dollar 2,004,742	Goldman Sachs, Inc.	(5,915)
11/10/10	Polish Zloty 5,470,000	United States Dollar 1,958,743	Goldman Sachs, Inc.	(40,571)
11/10/10	Qatari Rial 3,635,000	United States Dollar 998,489	Deutsche Bank	378
11/10/10	Russian Ruble 7,000,000	United States Dollar 231,183	Deutsche Bank	(4,392)
11/10/10	Russian Ruble 47,900,000	United States Dollar 1,588,723	Deutsche Bank	(37,785)
11/10/10	Russian Ruble 58,720,000	United States Dollar 1,914,262	HSBC Bank USA	(11,804)
11/10/10	Russian Ruble 51,000,000	United States Dollar 1,672,131	HSBC Bank USA	(19,792)
11/10/10	Russian Ruble 549,571,000	United States Dollar 18,377,774	HSBC Bank USA	(572,329)
11/10/10	South African Rand 44,903,257	United States Dollar 6,095,023	Bank of America	307,179
11/12/10	Indian Rupee 18,000,000	United States Dollar 404,949	Deutsche Bank	(334)
11/12/10	Indonesian Rupiah 19,577,000,000	United States Dollar 2,192,273	Credit Suisse	(3,268)
11/12/10	Indonesian Rupiah 10,748,000,000	United States Dollar 1,191,574	Deutsche Bank	10,215
11/12/10	Malaysian Ringgit 8,100,000	United States Dollar 2,613,072	Credit Suisse	(8,431)
11/12/10	Malaysian Ringgit 3,400,000	United States Dollar 1,095,784	Deutsche Bank	(2,478)
11/12/10	New Turkish Lira 6,437,043	United States Dollar 4,558,812	HSBC Bank USA	(79,543)
11/12/10	Polish Zloty 18,477,883	Euro 4,638,838	Bank of America	23,162
11/12/10	Polish Zloty 4,120,000	Euro 1,046,772	Goldman Sachs, Inc.	(12,167)
11/12/10	South Korean Won 592,280,000	United States Dollar 528,387	Credit Suisse	(2,228)

Emerging Markets Local Income Portfolio as of October 31, 2010

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS CONT’D

Forward Foreign Currency Exchange Contracts (continued)

Purchases

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)

11/12/10	South Korean Won 758,320,000	United States Dollar 676,528	JPMorgan Chase Bank	$(2,865)
11/15/10	Hungarian Forint 268,200,000	Euro 972,510	Goldman Sachs, Inc.	18,822
11/15/10	Hungarian Forint 253,570,000	Euro 925,110	Goldman Sachs, Inc.	9,934
11/15/10	Hungarian Forint 278,000,000	United States Dollar 1,410,709	Goldman Sachs, Inc.	11,585
11/15/10	Indonesian Rupiah 4,689,000,000	United States Dollar 516,694	Goldman Sachs, Inc.	7,504
11/15/10	Malaysian Ringgit 5,300,000	United States Dollar 1,709,126	Barclays Bank PLC	(4,581)
11/15/10	Malaysian Ringgit 1,420,000	United States Dollar 454,516	Goldman Sachs, Inc.	2,173
11/15/10	New Turkish Lira 9,022,570	United States Dollar 5,886,716	Bank of America	388,469
11/15/10	Polish Zloty 5,480,000	Euro 1,386,254	Credit Suisse	(8,100)
11/16/10	Euro 4,288,476	United States Dollar 5,966,406	Bank of America	1,314
11/18/10	Ukrainian Hryvnia 2,243,495	United States Dollar 280,700	Credit Suisse	275
11/18/10	Ukrainian Hryvnia 2,076,202	United States Dollar 259,850	Deutsche Bank	174
11/18/10	Ukrainian Hryvnia 2,745,000	United States Dollar 343,340	HSBC Bank USA	444
11/19/10	Indian Rupee 42,483,000	United States Dollar 958,119	Barclays Bank PLC	(4,085)
11/19/10	Indonesian Rupiah 3,780,000,000	United States Dollar 423,435	Citigroup Global Markets	(966)
11/19/10	Norwegian Krone 7,300,000	Euro 896,575	Goldman Sachs, Inc.	(2,238)
11/19/10	Norwegian Krone 14,131,882	Euro 1,742,016	Goldman Sachs, Inc.	(13,184)
11/19/10	Swedish Krona 12,810,000	Euro 1,382,850	Citigroup Global Markets	(7,477)
11/19/10	Swedish Krona 8,300,000	Euro 894,027	Deutsche Bank	(2,110)
11/22/10	Malaysian Ringgit 9,750,000	United States Dollar 3,146,785	Citigroup Global Markets	(9,888)
11/22/10	Malaysian Ringgit 7,600,000	United States Dollar 2,443,259	Credit Suisse	1,913
11/22/10	Thai Baht 74,400,000	United States Dollar 2,488,544	Barclays Bank PLC	(8,158)
11/22/10	Thai Baht 41,900,000	United States Dollar 1,400,869	Citigroup Global Markets	(3,985)
11/23/10	Czech Koruna 13,900,000	Euro 568,019	Credit Suisse	(5,120)
11/23/10	Czech Koruna 15,720,000	Euro 641,083	Goldman Sachs, Inc.	(3,969)
11/24/10	Malaysian Ringgit 4,195,000	United States Dollar 1,353,357	Bank of America	(3,542)
11/24/10	Malaysian Ringgit 4,300,000	United States Dollar 1,380,550	Deutsche Bank	3,050
11/26/10	Indian Rupee 1,500,000	United States Dollar 33,610	Barclays Bank PLC	43
11/26/10	Indian Rupee 1,500,000	United States Dollar 33,610	Citigroup Global Markets	43
11/26/10	Indian Rupee 2,345,000	United States Dollar 52,543	Deutsche Bank	67
11/26/10	Indian Rupee 2,345,000	United States Dollar 52,543	Standard Chartered Bank	67
11/26/10	Indonesian Rupiah 1,202,800,000	United States Dollar 134,391	Credit Suisse	(23)
11/29/10	Indian Rupee 34,600,000	United States Dollar 774,049	Barclays Bank PLC	1,883
11/29/10	Indian Rupee 34,600,000	United States Dollar 774,222	Deutsche Bank	1,710
11/30/10	Colombian Peso 3,761,325,000	United States Dollar 2,036,231	Credit Suisse	8,196
11/30/10	Israeli Shekel 1,770,000	United States Dollar 483,527	Bank of America	3,126
11/30/10	Israeli Shekel 5,000,000	United States Dollar 1,380,987	Bank of America	(6,260)
11/30/10	Israeli Shekel 9,251,067	United States Dollar 2,510,875	Deutsche Bank	32,663
11/30/10	Mexican Peso 356,228,684	United States Dollar 28,498,295	HSBC Bank USA	299,381
11/30/10	Polish Zloty 8,676,000	Euro 2,171,823	Deutsche Bank	16,341
11/30/10	Polish Zloty 2,800,000	Euro 714,046	Goldman Sachs, Inc.	(13,002)
12/1/10	Israeli Shekel 5,902,000	United States Dollar 1,639,968	Bank of America	(17,266)
12/1/10	Qatari Rial 5,920,000	United States Dollar 1,625,972	Citigroup Global Markets	356
12/2/10	Brazilian Real 4,700,000	United States Dollar 2,745,327	Citigroup Global Markets	1,944
12/2/10	Brazilian Real 21,700,000	United States Dollar 12,606,018	Standard Chartered Bank	78,193
12/2/10	Czech Koruna 53,630,000	Euro 2,176,373	Barclays Bank PLC	1,361
12/2/10	Czech Koruna 46,978,208	Euro 1,907,822	Credit Suisse	(738)
12/2/10	Qatari Rial 2,100,000	United States Dollar 576,654	Bank of America	246
12/2/10	Swedish Krona 10,730,000	Euro 1,150,206	Goldman Sachs, Inc.	4,636
12/3/10	New Turkish Lira 2,259,000	United States Dollar 1,562,025	Bank of America	4,253
12/3/10	South African Rand 30,561,614	United States Dollar 4,327,553	Bank of America	14,355
12/6/10	Czech Koruna 31,400,000	Euro 1,274,920	HSBC Bank USA	(113)

Emerging Markets Local Income Portfolio as of October 31, 2010

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS CONT’D

Forward Foreign Currency Exchange Contracts (continued)

Purchases

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)

12/6/10	Indian Rupee 74,100,000	United States Dollar 1,644,109	Standard Chartered Bank	$16,116
12/6/10	Indonesian Rupiah 6,838,000,000	United States Dollar 764,620	Citigroup Global Markets	(1,184)
12/6/10	South Korean Won 1,112,000,000	United States Dollar 976,124	Credit Suisse	10,862
12/8/10	Malaysian Ringgit 3,670,000	United States Dollar 1,180,368	Credit Suisse	812
12/8/10	Malaysian Ringgit 1,600,000	United States Dollar 514,552	Deutsche Bank	404
12/9/10	South Korean Won 1,168,000,000	United States Dollar 1,040,349	HSBC Bank USA	(3,771)
12/17/10	Colombian Peso 5,233,000,000	United States Dollar 2,919,875	Credit Suisse	(74,609)
12/28/10	Swedish Krona 3,150,000	Euro 337,905	Deutsche Bank	775
12/28/10	Swedish Krona 3,240,000	Euro 347,513	HSBC Bank USA	862
12/28/10	Swedish Krona 4,120,000	Euro 441,984	Standard Chartered Bank	978
1/26/11	Colombian Peso 534,405,000	United States Dollar 293,146	Bank of America	(2,514)
1/26/11	Colombian Peso 435,960,000	United States Dollar 239,144	Barclays Bank PLC	(2,051)
1/26/11	Colombian Peso 468,585,000	United States Dollar 256,618	Credit Suisse	(1,782)
1/26/11	Colombian Peso 503,040,000	United States Dollar 276,244	Deutsche Bank	(2,670)
1/31/11	Czech Koruna 11,388,000	Euro 462,222	Credit Suisse	175
6/15/11	Yuan Renminbi 1,800,000	United States Dollar 272,521	Citigroup Global Markets	3,430
6/15/11	Yuan Renminbi 3,800,000	United States Dollar 574,887	HSBC Bank USA	7,676
8/9/11	Yuan Renminbi 2,470,000	United States Dollar 369,263	Goldman Sachs, Inc.	10,720
8/24/11	Yuan Renminbi 1,920,000	United States Dollar 287,511	Bank of America	8,300
10/12/11	Yuan Renminbi 2,000,000	United States Dollar 309,191	Deutsche Bank	453
10/12/11	Yuan Renminbi 13,300,000	United States Dollar 2,048,991	JPMorgan Chase Bank	10,140
1/19/12	Yuan Renminbi 780,000	United States Dollar 123,223	Barclays Bank PLC	(1,676)
6/18/12	Yuan Renminbi 1,990,000	United States Dollar 299,248	Goldman Sachs, Inc.	13,517

				$485,589

At October 31, 2010, closed forward foreign currency purchases and sales contracts excluded above amounted to a receivable of $116,650 and a payable of $403,798.

Futures Contracts

Sales

					Net Unrealized
Expiration			Aggregate		Appreciation
Date	Contracts	Position	Cost	Value	(Depreciation)

12/10	5 Euro-Bobl	Short	$(839,047)	$(832,575)	$6,472

12/10	2 Euro-Bund	Short	(363,176)	(359,724)	3,452

12/10	4 Japan 10-Year Bond	Short	(7,079,160)	(7,118,181)	(39,021)

12/10	102 U.S. 5-Year Treasury Note	Long	12,372,484	12,400,968	28,484

					$(613)

Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Bund: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Interest Rate Swaps

		Portfolio
	Notional	Pays/				Net
	Amount	Receives	Floating	Annual		Unrealized
	(000’s	Floating	Rate	Fixed	Termination	Appreciation
Counterparty	omitted)	Rate	Index	Rate	Date	(Depreciation)

Bank of America	ILS 640	Receive	3-month ILS TELBOR	4.20%	11/19/14	$(11,134)

Bank of America	ILS 600	Receive	3-month ILS TELBOR	4.54	1/6/15	(12,433)

Bank of America	MXN 26,000	Pay	Mexican Interbank Deposit Rate	6.46	9/24/20	9,509

Bank of America	PLN 10,700	Pay	6-month PLN WIBOR	4.88	9/14/14	(22,716)

Bank of America	PLN 3,600	Pay	6-month PLN WIBOR	4.95	9/14/20	(23,244)

Barclays Bank PLC	ILS 303	Receive	3-month ILS TELBOR	5.15	3/5/20	(7,331)

Barclays Bank PLC	ILS 303	Receive	3-month ILS TELBOR	5.16	3/8/20	(7,368)

Barclays Bank PLC	MYR 18,000	Pay	3-month MYR KLIBOR	3.70	10/19/15	(16,321)

Barclays Bank PLC	MYR 10,000	Pay	3-month MYR KLIBOR	4.13	10/19/20	(29,398)

Barclays Bank PLC	PLN 8,000	Pay	6-month PLN WIBOR	5.42	6/1/14	48,086

Emerging Markets Local Income Portfolio as of October 31, 2010

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS CONT’D

Interest Rate Swaps (continued)

		Portfolio
	Notional	Pays/				Net
	Amount	Receives	Floating	Annual		Unrealized
	(000’s	Floating	Rate	Fixed	Termination	Appreciation
Counterparty	omitted)	Rate	Index	Rate	Date	(Depreciation)

Barclays Bank PLC	PLN 14,300	Pay	6-month PLN WIBOR	5.02%	7/30/14	$2,284

Barclays Bank PLC	PLN 2,300	Pay	6-month PLN WIBOR	5.36	7/30/20	11,496

Barclays Bank PLC	THB 143,000	Pay	6-month THBFIX	3.34	2/16/15	147,212

Barclays Bank PLC	THB 149,550	Pay	6-month THBFIX	3.21	10/4/20	(100,395)

Barclays Bank PLC	ZAR 53,700	Pay	3-month JIBOR	7.41	9/24/20	107,324

Citigroup Global Markets	MXN 50,000	Pay	Mexican Interbank Deposit Rate	9.08	8/6/13	426,325

Citigroup Global Markets	THB 69,000	Pay	6-month THBFIX	3.40	1/14/15	85,178

Credit Suisse First Boston	MXN 42,000	Pay	Mexican Interbank Deposit Rate	6.24	7/31/15	88,349

Credit Suisse First Boston	MXN 45,000	Pay	Mexican Interbank Deposit Rate	5.84	10/1/15	30,735

Credit Suisse First Boston	PLN 10,000	Pay	6-month PLN WIBOR	5.17	6/15/12	36,765

Deutsche Bank	PLN 5,400	Pay	6-month PLN WIBOR	4.85	4/23/14	31,167

Deutsche Bank	PLN 3,100	Pay	6-month PLN WIBOR	5.11	4/23/17	20,560

HSBC Bank USA	THB 262,000	Pay	6-month THBFIX	2.67	10/21/15	(54,571)

HSBC Bank USA	THB 94,300	Pay	6-month THBFIX	3.26	8/19/20	(39,908)

JPMorgan Chase Bank	BRL 4,252	Pay	Brazilian Interbank Deposit Rate	9.67	1/3/11	5,522

JPMorgan Chase Bank	BRL 41,183	Pay	Brazilian Interbank Deposit Rate	11.41	7/2/12	(86,034)

JPMorgan Chase Bank	MXN 50,500	Pay	Mexican Interbank Deposit Rate	5.31	9/19/12	25,890

JPMorgan Chase Bank	PLN 16,600	Pay	6-month PLN WIBOR	4.75	10/11/13	(30,858)

JPMorgan Chase Bank	PLN 16,200	Pay	6-month PLN WIBOR	4.93	10/13/17	(87,366)

JPMorgan Chase Bank	PLN 9,900	Pay	6-month PLN WIBOR	4.91	10/11/18	(74,743)

JPMorgan Chase Bank	THB 108,000	Pay	6-month THBFIX	3.22	10/21/20	(74,438)

JPMorgan Chase Bank	ZAR 36,500	Pay	3-month JIBOR	9.05	10/12/15	533,679

						$931,823

BRL - Brazilian Real
ILS - Israeli Shekel
MXN - Mexican Peso
MYR - Malaysian Ringgit
PLN - Polish Zloty
THB - Thailand Baht
ZAR - South African Rand

Credit Default Swaps — Sell Protection

					Current
		Notional	Contract		Market	Net
		Amount*	Annual		Annual	Unrealized
Reference		(000’s	Fixed	Termination	Fixed	Appreciation
Entity	Counterparty	omitted)	Rate**	Date	Rate***	(Depreciation)

Iceland	JPMorgan Chase Bank	$500	1.75%	3/20/18	2.82%	$(30,649)

Iceland	JPMorgan Chase Bank	200	2.10	3/20/23	2.48	(5,983)

Iceland	JPMorgan Chase Bank	200	2.45	3/20/23	2.48	33

Mexico	Citigroup Global Markets	1,220	1.00(1)	12/20/10	0.46	1,855

South Africa	Bank of America	775	1.00(1)	12/20/15	1.18	478

South Africa	Barclays Bank PLC	565	1.00(1)	12/20/15	1.18	1,162

South Africa	Credit Suisse	840	1.00(1)	12/20/15	1.18	11,740

South Africa	Credit Suisse	775	1.00(1)	12/20/15	1.18	1,604

South Africa	Deutsche Bank	500	1.00(1)	9/20/15	1.15	8,711

South Africa	Deutsche Bank	610	1.00(1)	12/20/15	1.18	1,255

South Africa	Goldman Sachs, Inc.	815	1.00(1)	12/20/15	1.18	2,069

South Africa	JPMorgan Chase Bank	1,500	1.00(1)	9/20/15	1.15	12,460

						$4,735

Credit Default Swaps — Buy Protection

		Notional	Contract		Net
		Amount	Annual		Unrealized
Reference		(000’s	Fixed	Termination	Appreciation
Entity	Counterparty	omitted)	Rate**	Date	(Depreciation)

Austria	Barclays Bank PLC	$300	0.44%	12/20/13	$758

Austria	Barclays Bank PLC	200	1.42	3/20/14	(6,056)

Brazil	Bank of America	350	1.00(1)	6/20/20	(5,250)

Brazil	Bank of America	825	1.00(1)	6/20/20	(20,007)

Brazil	Bank of America	883	1.00(1)	12/20/20	(13,303)

Brazil	Bank of America	387	1.00(1)	12/20/20	(5,511)

Brazil	Bank of America	120	1.00(1)	12/20/20	(1,516)

Brazil	Barclays Bank PLC	450	1.65	9/20/19	(15,375)

Emerging Markets Local Income Portfolio as of October 31, 2010

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS CONT’D

Credit Default Swaps — Buy Protection (continued)

		Notional	Contract		Net
		Amount	Annual		Unrealized
Reference		(000’s	Fixed	Termination	Appreciation
Entity	Counterparty	omitted)	Rate**	Date	(Depreciation)

Brazil	Barclays Bank PLC	$770	1.00%(1)	12/20/20	$(12,279)

Brazil	Citigroup Global Markets	190	1.00(1)	12/20/20	(2,480)

Brazil	Deutsche Bank	1,600	1.00(1)	12/20/20	(2,240)

Brazil	Deutsche Bank	190	1.00(1)	12/20/20	(3,265)

Brazil	HSBC Bank USA	160	1.00(1)	12/20/20	(2,088)

Brazil	Standard Chartered	150	1.00(1)	12/20/20	(1,958)

Egypt	Bank of America	550	1.00(1)	9/20/15	3,010

Egypt	Barclays Bank PLC	125	1.00(1)	6/20/15	1,342

Egypt	Citigroup Global Markets	100	1.00(1)	6/20/20	(674)

Egypt	Citigroup Global Markets	100	1.00(1)	6/20/20	(135)

Egypt	Deutsche Bank	100	1.00(1)	6/20/15	(1,006)

Egypt	Deutsche Bank	150	1.00(1)	6/20/15	(287)

Egypt	Deutsche Bank	100	1.00(1)	6/20/15	(820)

Egypt	Deutsche Bank	250	1.00(1)	6/20/15	2,785

Egypt	Deutsche Bank	125	1.00(1)	9/20/15	(972)

Egypt	Deutsche Bank	930	1.00(1)	12/20/15	(6,474)

Egypt	Deutsche Bank	50	1.00(1)	6/20/20	(93)

Egypt	Deutsche Bank	100	1.00(1)	6/20/20	(200)

Egypt	JPMorgan Chase Bank	100	1.00(1)	6/20/15	(896)

Greece	Citigroup Global Markets	225	1.00(1)	6/20/15	24,212

Guatemala	Citigroup Global Markets	458	1.00(1)	9/20/20	(4,922)

Kazakhstan	Citigroup Global Markets	150	1.00(1)	6/20/15	(480)

Kazakhstan	Deutsche Bank	150	1.00(1)	6/20/15	(418)

Lebanon	Barclays Bank PLC	200	1.00(1)	12/20/14	1,181

Lebanon	Citigroup Global Markets	250	3.30	9/20/14	(5,294)

Lebanon	Citigroup Global Markets	150	1.00(1)	12/20/14	1,078

Lebanon	Citigroup Global Markets	100	1.00(1)	12/20/14	591

Lebanon	Citigroup Global Markets	200	1.00(1)	12/20/14	989

Lebanon	Credit Suisse	300	1.00(1)	3/20/15	3,758

Lebanon	Credit Suisse	100	1.00(1)	3/20/15	1,217

Lebanon	Credit Suisse	350	1.00(1)	12/20/15	426

Lebanon	Credit Suisse	1,000	1.00(1)	12/20/15	1,021

Lebanon	Deutsche Bank	100	1.00(1)	3/20/15	1,695

Lebanon	Deutsche Bank	865	1.00(1)	12/20/15	(2,349)

Malaysia	Bank of America	200	0.83	12/20/14	(2,059)

Malaysia	Barclays Bank PLC	300	2.40	3/20/14	(19,758)

Malaysia	Barclays Bank PLC	400	0.82	12/20/14	(3,949)

Malaysia	Citigroup Global Markets	300	2.45	3/20/14	(20,280)

Philippines	Bank of America	700	1.00(1)	12/20/15	(5,649)

Philippines	Barclays Bank PLC	500	1.70	12/20/14	(13,336)

Philippines	Barclays Bank PLC	300	1.84	12/20/14	(9,749)

Philippines	Barclays Bank PLC	100	1.85	12/20/14	(3,291)

Philippines	Barclays Bank PLC	142	1.00(1)	3/20/15	(2,849)

Philippines	Citigroup Global Markets	200	1.84	12/20/14	(6,499)

Philippines	Citigroup Global Markets	100	1.86	12/20/14	(3,333)

Philippines	Deutsche Bank	150	1.00(1)	3/20/15	(3,340)

Philippines	HSBC Bank USA	600	1.00(1)	9/20/15	(8,378)

Philippines	JPMorgan Chase Bank	400	1.69	12/20/14	(10,502)

Philippines	JPMorgan Chase Bank	142	1.00(1)	3/20/15	(2,849)

Russia	Bank of America	540	1.00(1)	6/20/15	(18,598)

Russia	Bank of America	860	1.00(1)	12/20/20	(7,690)

Russia	Barclays Bank PLC	500	1.00(1)	12/20/20	(4,077)

Russia	Citigroup Global Markets	100	1.00(1)	6/20/15	229

Russia	Credit Suisse	200	1.00(1)	3/20/15	349

Russia	Credit Suisse	300	1.00(1)	6/20/15	924

Russia	Deutsche Bank	490	1.00(1)	12/20/20	(4,381)

South Africa	Bank of America	300	1.00(1)	12/20/19	(3,734)

South Africa	Bank of America	775	1.00(1)	12/20/20	(3,029)

South Africa	Barclays Bank PLC	300	1.00(1)	12/20/19	(5,717)

South Africa	Barclays Bank PLC	100	1.00(1)	3/20/20	(624)

South Africa	Barclays Bank PLC	565	1.00(1)	12/20/20	(2,127)

South Africa	Citigroup Global Markets	150	1.00(1)	12/20/19	(3,865)

South Africa	Citigroup Global Markets	100	1.00(1)	3/20/20	(2,726)

South Africa	Credit Suisse	100	1.00(1)	3/20/20	(1,877)

South Africa	Credit Suisse	100	1.00(1)	3/20/20	(986)

South Africa	Credit Suisse	775	1.00(1)	12/20/20	(4,942)

South Africa	Credit Suisse	840	1.00(1)	12/20/20	(15,525)

South Africa	Deutsche Bank	500	1.00(1)	9/20/20	(11,171)

South Africa	Deutsche Bank	610	1.00(1)	12/20/20	(3,297)

South Africa	Goldman Sachs, Inc.	815	1.00(1)	12/20/20	(5,072)

South Africa	JPMorgan Chase Bank	100	1.00(1)	12/20/19	(3,977)

South Africa	JPMorgan Chase Bank	100	1.00(1)	12/20/19	(2,815)

South Africa	JPMorgan Chase Bank	100	1.00(1)	3/20/20	(2,657)

South Africa	JPMorgan Chase Bank	100	1.00(1)	3/20/20	(1,058)

South Africa	JPMorgan Chase Bank	100	1.00(1)	3/20/20	(914)

Spain	Barclays Bank PLC	167	1.00(1)	9/20/20	(923)

Spain	Barclays Bank PLC	690	1.00(1)	12/20/20	(8,547)

Spain	Barclays Bank PLC	700	1.00(1)	12/20/20	(7,311)

Spain	Barclays Bank PLC	300	1.00(1)	12/20/20	(3,246)

Spain	Citigroup Global Markets	300	1.00(1)	3/20/20	10,273

Spain	Citigroup Global Markets	300	1.00(1)	3/20/20	18,450

Spain	Deutsche Bank	300	1.00(1)	3/20/20	18,880

Spain	Deutsche Bank	300	1.00(1)	3/20/20	10,273

Spain	Deutsche Bank	550	1.00(1)	6/20/20	11,469

Spain	Deutsche Bank	3,265	1.00(1)	12/20/20	8,437

Spain	Deutsche Bank	670	1.00(1)	12/20/20	(8,299)

Emerging Markets Local Income Portfolio as of October 31, 2010

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS CONT’D

Credit Default Swaps — Buy Protection (continued)

		Notional	Contract		Net
		Amount	Annual		Unrealized
Reference		(000’s	Fixed	Termination	Appreciation
Entity	Counterparty	omitted)	Rate**	Date	(Depreciation)

Spain	Goldman Sachs, Inc.	$193	1.00%(1)	9/20/20	$(1,464)

Thailand	Barclays Bank PLC	400	0.97	9/20/19	2,175

Thailand	Citigroup Global Markets	400	0.86	12/20/14	(1,665)

Thailand	Citigroup Global Markets	200	0.95	9/20/19	1,409

Thailand	JPMorgan Chase Bank	200	0.87	12/20/14	(916)

Uruguay	Citigroup Global Markets	100	1.00(1)	6/20/20	(171)

Uruguay	Deutsche Bank	100	1.00(1)	6/20/20	1

Banco Comercial Portugues, S.A.	JPMorgan Chase Bank	110	1.00(1)	3/20/15	12,888

Banco de Sabadell, S.A.	JPMorgan Chase Bank	110	3.00(1)	3/20/15	1,226

Citibank Corp.	Bank of America	490	1.00(1)	9/20/20	(13,706)

Citibank Corp.	JPMorgan Chase Bank	490	1.00(1)	9/20/20	(15,497)

Erste Group Bank AG	Barclays Bank PLC	110	1.00(1)	3/20/15	(172)

ING Verzekeringen N.V.	JPMorgan Chase Bank	110	1.00(1)	3/20/15	2,909

OAO Gazprom	Barclays Bank PLC	150	1.00(1)	6/20/15	(2,009)

OAO Gazprom	Deutsche Bank	100	1.00(1)	9/20/20	(1,550)

OAO Gazprom	Deutsche Bank	100	1.00(1)	9/20/20	(1,174)

OAO Gazprom	Deutsche Bank	150	1.00(1)	6/20/15	(2,067)

OAO Gazprom	Goldman Sachs, Inc.	390	1.00(1)	9/20/20	(7,181)

OAO Gazprom	Goldman Sachs, Inc.	100	1.00(1)	9/20/20	(1,244)

Rabobank Nederland N.V.	JPMorgan Chase Bank	110	1.00(1)	3/20/15	55

Raiffeisen Zentralbank	Barclays Bank PLC	110	1.00(1)	3/20/15	(1,271)

iTraxx Europe Subordinated Financials 5-Year Index	Citigroup Global Markets	EUR 100	1.00(1)	12/20/15	34

iTraxx Europe Subordinated Financials 5-Year Index	Credit Suisse	EUR 1,150	1.00(1)	12/20/15	1,774

iTraxx Europe Subordinated Financials 5-Year Index	Goldman Sachs, Inc.	EUR 200	1.00(1)	12/20/15	68

iTraxx Europe Subordinated Financials 5-Year Index	JPMorgan Chase Bank	EUR 400	1.00(1)	12/20/15	391

					$(275,164)

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At October 31, 2010, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $8,500,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

EUR - Euro

Written currency call options activity for the year ended October 31, 2010 was as follows:

	Principal Amount of
	Contracts	Premiums
	(000’s omitted)	Received

Outstanding, beginning of year	JPY 170,000	$21,790
Options expired	JPY (170,000)	(21,790)

Outstanding, end of year	—	$—

JPY - Japanese Yen

At October 31, 2010, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio enters into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which the Portfolio may otherwise invest, or to enhance return.

Equity Risk: The Portfolio enters into total return swap agreements on a security, basket of securities or an index to enhance return, to change the duration of the overall portfolio, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. The Portfolio also enters into options on an equity index to enhance return.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and currency options to enhance return, to hedge against fluctuations in currency exchange rates, to manage certain investment risks and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio holds fixed-rate bonds. The value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio enters into interest rate and cross-currency swap contracts. The Portfolio also enters into interest rate swap agreements to enhance return or as a substitution for the purchase or sale of securities. The Portfolio also purchases and sells U.S. Treasury and foreign debt futures contracts to hedge against changes in interest rates.

Emerging Markets Local Income Portfolio as of October 31, 2010

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS CONT’D

The Portfolio enters into swap contracts and forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2010, the fair value of derivatives with credit-related contingent features in a net liability position was $953,137. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $874,930 at October 31, 2010.

The non-exchange traded derivatives in which the Portfolio invests, including swap contracts, over-the counter options and forward foreign currency exchange contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. The Portfolio is not subject to counterparty credit risk with respect to its written options as the Portfolio, not the counterparty, is obligated to perform under such derivatives. At October 31, 2010, the maximum amount of loss the Portfolio would incur due to counterparty risk was $4,355,100, representing the fair value of such derivatives in an asset position, with the highest amount from any one counterparty being $789,847. Such maximum amount would be reduced by any unamortized upfront payments received by the Portfolio. Such amount would be increased by any unamortized upfront payments made by the Portfolio. To mitigate this risk, the Portfolio has entered into master netting agreements with substantially all its derivative counterparties, which allows it and a counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Portfolio or the counterparty. At October 31, 2010, the maximum amount of loss the Portfolio would incur due to counterparty risk would be reduced by approximately $2,854,000 due to master netting agreements. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Portfolio if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2010 was as follows:

	Fair Value
Consolidated Statement of			Foreign	Interest
Assets and Liabilities Caption	Credit	Equity	Exchange	Rate

Unaffiliated investments, at value	$—	$483,760	$245,155	$—
Net unrealized appreciation	—	—	—	38,408	*
Receivable for open and closed forward foreign currency exchange contracts	—	—	1,828,460	—
Receivable for open swap contracts	187,644	—	—	1,610,081

Total Asset Derivatives	$187,644	$483,760	$2,073,615	$1,648,489

Net unrealized appreciation	$—	$—	$—	$(39,021	)*
Payable for open and closed forward foreign currency exchange contracts	—	—	(2,670,776)	—
Payable for open swap contracts	(458,073)	—	—	(678,258)

Total Liability Derivatives	$(458,073)	$—	$(2,670,776)	$(717,279)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the year ended October 31, 2010 was as follows:

Consolidated Statement of			Foreign	Interest
Operations Caption	Credit	Equity	Exchange	Rate

Net realized gain (loss) —
Investment transactions	$—	$—	$(20,625)	$—
Financial futures contracts	—	—	—	2,553
Swap contracts	(185,683)	(39,554)	—	(162,731)
Written options	—	—	21,790	—
Foreign currency and forward foreign currency exchange contract transactions	—	—	4,745,675	—

Total	$(185,683)	$(39,554)	$4,746,840	$(160,178)

Change in unrealized appreciation (depreciation) —
Investments	$—	$(22,227)	$(326,423)	$—
Financial futures contracts	—	—	—	4,278
Swap contracts	(110,332)	5,990	—	825,051
Written options	—	—	(12,895)	—
Foreign currency and forward foreign currency exchange contracts	—	—	157,828	—

Total	$(110,332)	$(16,237)	$(181,490)	$829,329

The average notional amounts of futures contracts, forward foreign currency exchange contracts and swap contracts outstanding during the year ended October 31,

Emerging Markets Local Income Portfolio as of October 31, 2010

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS CONT’D

2010, which are indicative of the volume of these derivative types, were approximately $4,480,000, $130,721,000 and $55,773,000, respectively.

The average principal amount of purchased currency option contracts and average number of purchased index option contracts outstanding during the year ended October 31, 2010, which are indicative of the volume of these derivative types, were approximately $7,858,000 and 1,256 contracts, respectively.

6   Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2010.

7   Risks Associated with Foreign Investments

Investing in securities issued by entities whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

8   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Foreign Government Bonds	$—	$245,188,980	$—	$245,188,980
Collateralized Mortgage Obligations	—	5,684,080	—	5,684,080
Mortgage Pass-Throughs	—	32,363,730	—	32,363,730
U.S. Government Agency Obligations	—	7,798,905	—	7,798,905
U.S. Treasury Obligations	—	10,569,270	—	10,569,270
Precious Metals	2,740,335	—	—	2,740,335
Currency Options Purchased	—	245,155	—	245,155
Put Options Purchased	—	483,760	—	483,760
Short-Term — Foreign Government Securities	—	65,686,000	—	65,686,000
Short-Term — Other Securities	—	29,852,252	—	29,852,252

Total Investments	$2,740,335	$397,872,132	$—	$400,612,467

Emerging Markets Local Income Portfolio as of October 31, 2010

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS CONT’D

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Forward Foreign Currency Exchange Contracts	$—	$1,828,460	$—	$1,831,817
Swap Contracts	—	1,797,725	—	1,797,725
Futures Contracts	38,408	—	—	38,408

Total	$38,408	$3,626,185	$—	$3,667,950

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(2,670,776)	$—	$(2,670,776)
Swap Contracts	—	(1,136,331)	—	(1,136,331)
Futures Contracts	(39,021)	—	—	(39,021)

Total	$(39,021)	$(3,807,107)	$—	$(3,846,128)

The Portfolio held no investments or other financial instruments as of October 31, 2009 whose fair value was determined using Level 3 inputs.

Emerging Markets Local Income Portfolio as of October 31, 2010

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Investors of Emerging
Markets Local Income Portfolio:
We have audited the accompanying consolidated statement of assets and liabilities of Emerging Markets Local Income Portfolio and subsidiary (the “Portfolio”), including the consolidated portfolio of investments, as of October 31, 2010, and the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, and the consolidated supplementary data for each of the three years in the period then ended and the period from the start of business, June 27, 2007, to October 31, 2007. These consolidated financial statements and consolidated supplementary data are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these consolidated financial statements and consolidated supplementary data based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements and consolidated supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2010, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements and consolidated supplementary data referred to above present fairly, in all material respects, the financial position of Emerging Markets Local Income Portfolio and subsidiary as of October 31, 2010, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the supplementary data for each of the three years in the period then ended and the period from the start of business, June 27, 2007, to October 31, 2007, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 27, 2010

Eaton Vance Emerging Markets Local Income Fund

BOARD OF TRUSTEES’ CONTRACT APPROVAL

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 26, 2010, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2010. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Eaton Vance Emerging Markets Local Income Fund

BOARD OF TRUSTEES’ CONTRACT APPROVAL CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2010, with respect to one or more Funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, thirteen, three, eight and fifteen times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Eaton Vance Emerging Markets Local Income Fund (the “Fund”) with Eaton Vance Management (“EVM”), as well as the terms of the investment advisory agreement for Emerging Markets Local Income Portfolio, the portfolio in which the Fund invests (the “Portfolio”), with Boston Management and Research (“BMR”), an affiliate of EVM (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory agreements for the Fund and the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund by EVM and to the Portfolio by BMR. The Board considered EVM’s and BMR’s management capabilities and investment process with respect to the types of investments to be held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio and the Fund. The Board specifically noted EVM’s and BMR’s expertise with respect to emerging markets and in-house research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods to recruit and retain investment personnel, and the time and attention devoted to the Fund and Portfolio by senior management.

The Board noted that under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio. The Trustees considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to: manage the Fund’s duration, or other general market exposures, using certain derivatives; add exposure to specific market sectors or asset classes without changing the Portfolio’s investments, which would affect any other fund investing in the Portfolio; hedge some of the general market risks of the Portfolio while retaining the value added by the individual manager; and hedge a portion of the exposures of the Portfolio while retaining others (e.g., hedging the U.S. government exposure of the Portfolio while retaining its exposure to high-grade corporate bonds).

The Board also reviewed the compliance programs of EVM and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late

Eaton Vance Emerging Markets Local Income Fund

BOARD OF TRUSTEES’ CONTRACT APPROVAL CONT’D

trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of EVM and its affiliates in recent years to requests from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of comparable funds identified by an independent data provider as well as a peer group of similarly managed funds and appropriate benchmark indices. The Board reviewed comparative performance data for the one-year period ended September 30, 2009 for the Fund. In light of the Fund’s relatively brief operating history, the Board concluded that additional time was required to evaluate Fund performance.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and by the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2009, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the fund complex level. In considering the Fund’s total expense ratio and management fees, the Board noted the impact of the Fund’s use of leverage. The Board also considered the fact that EVM had waived fees and/or paid expenses for the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by EVM and BMR, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Portfolio, the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser in connection with its relationship with the Fund and Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. The Board noted the structure of the advisory fee, which includes breakpoints at several asset levels both at the Fund and the Portfolio level. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

Eaton Vance Emerging Markets Local Income Fund

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Emerging Markets Local Income Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research, “Parametric” refers to Parametric Portfolio Associates LLC and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below.

	Position(s)	Term of		Number of Portfolios
	with the	Office and	Principal Occupation(s)	in Fund Complex
Name and	Trust and	Length of	During Past Five Years and	Overseen By	Other Directorships Held
Year of Birth	the Portfolio	Service	Other Relevant Experience	Trustee(1)	During the Last Five Years(2)

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee and President of the Trust	Trustee since 2007 and President of the Trust since 2002	Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 184 registered investment companies and 1 private investment company managed by EVM or BMR. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and Portfolio.	184	Director of EVC.

Noninterested Trustees

Benjamin C. Esty 1963	Trustee	Of the Trust since 2005 and of the Portfolio since 2007	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration.	184	None

Allen R. Freedman 1940	Trustee	Since 2007	Private Investor and Consultant. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Formerly, Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007).	184	Director of Assurant, Inc. (insurance provider) and Stonemor Partners, L.P. (owner and operator of cemeteries).

William H. Park 1947	Trustee	Of the Trust since 2003 and of the Portfolio since 2007	Chief Financial Officer, Aveon Group L.P. (an investment management firm) (since 2010). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (an institutional investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).	184	None

Ronald A. Pearlman 1940	Trustee	Of the Trust since 2003 and of the Portfolio since 2007	Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).	184	None

Helen Frame Peters 1948	Trustee	Since 2008	Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).	184	Director of BJ’s Wholesale Club, Inc. (wholesale club retailer). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Eaton Vance Emerging Markets Local Income Fund

MANAGEMENT AND ORGANIZATION CONT’D

	Position(s)	Term of		Number of Portfolios
	with the	Office and	Principal Occupation(s)	in Fund Complex
Name and	Trust and	Length of	During Past Five Years and	Overseen By	Other Directorships Held
Year of Birth	the Portfolio	Service	Other Relevant Experience	Trustee(1)	During the Last Five Years(2)

Noninterested Trustees (continued)

Lynn A. Stout 1957	Trustee	Of the Trust since 1998 and of the Portfolio since 2007	Paul Hastings Professor of Corporate and Securities Law (since 2006) and Professor of Law (2001-2006), University of California at Los Angeles School of Law. Professor Stout teaches classes in corporate law and securities regulation and is the author of numerous academic and professional papers on these areas.	184	None

Ralph F. Verni 1943	Chairman of the Board and Trustee	Chairman of the Board and Trustee of the Portfolio since 2007 and Trustee of the Trust since 2005	Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).	184	None

Principal Officers who are not Trustees

	Position(s)	Term of
	with the	Office and
Name and	Trust and	Length of	Principal Occupation(s)
Year of Birth	the Portfolio	Service	During Past Five Years

William H. Ahern, Jr. 1959	Vice President of the Trust	Since 1995	Vice President of EVM and BMR. Officer of 80 registered investment companies managed by EVM or BMR.

John R. Baur 1970	Vice President	Of the Trust since 2008 and of the Portfolio since 2007	Vice President of EVM and BMR. Previously, attended Johnson Graduate School of Management, Cornell University (2002-2005), and prior thereto was an Account Team Representative in Singapore for Applied Materials, Inc. Officer of 37 registered investment companies managed by EVM or BMR.

Maria C. Cappellano 1967	Vice President of the Trust	Since 2009	Vice President of EVM and BMR. Officer of 49 registered investment companies managed by EVM or BMR.

Michael A. Cirami 1975	Vice President	Of the Trust since 2008 and of the Portfolio since 2007	Vice President of EVM and BMR. Officer of 37 registered investment companies managed by EVM or BMR.

Cynthia J. Clemson 1963	Vice President of the Trust	Since 2005	Vice President of EVM and BMR. Officer of 96 registered investment companies managed by EVM or BMR.

John H. Croft 1962	Vice President of the Trust	Since 2010	Vice President of EVM and BMR. Officer of 38 registered investment companies managed by EVM or BMR.

Charles B. Gaffney 1972	Vice President of the Trust	Since 2007	Director of Equity Research and a Vice President of EVM and BMR. Officer of 33 registered investment companies managed by EVM or BMR.

Christine M. Johnston 1972	Vice President	Since 2007	Vice President of EVM and BMR. Officer of 40 registered investment companies managed by EVM or BMR.

Aamer Khan 1960	Vice President of the Trust	Since 2005	Vice President of EVM and BMR. Officer of 36 registered investment companies managed by EVM or BMR.

Thomas H. Luster 1962	Vice President of the Trust	Since 2006	Vice President of EVM and BMR. Officer of 55 registered investment companies managed by EVM or BMR.

Jeffrey A. Rawlins 1961	Vice President of the Trust	Since 2009	Vice President of EVM and BMR. Previously, a Managing Director of the Fixed Income Group at State Street Research and Management (1989-2005). Officer of 33 registered investment companies managed by EVM or BMR.

Duncan W. Richardson 1957	Vice President of the Trust	Since 2001	Director of EVC and Executive Vice President and Chief Equity Investment Officer of EVC, EVM and BMR. Officer of 82 registered investment companies managed by EVM or BMR.

Eaton Vance Emerging Markets Local Income Fund

MANAGEMENT AND ORGANIZATION CONT’D

	Position(s)	Term of
	with the	Office and
Name and	Trust and	Length of	Principal Occupation(s)
Year of Birth	the Portfolio	Service	During Past Five Years

Principal Officers who are not Trustees (continued)

Judith A. Saryan 1954	Vice President of the Trust	Since 2003	Vice President of EVM and BMR. Officer of 54 registered investment companies managed by EVM or BMR.

Susan Schiff 1961	Vice President	Of the Trust since 2002 and of the Portfolio since 2007	Vice President of EVM and BMR. Officer of 38 registered investment companies managed by EVM or BMR.

Thomas Seto 1962	Vice President of the Trust	Since 2007	Vice President and Director of Portfolio Management of Parametric. Officer of 33 registered investment companies managed by EVM or BMR.

David M. Stein 1951	Vice President of the Trust	Since 2007	Managing Director and Chief Investment Officer of Parametric. Officer of 33 registered investment companies managed by EVM or BMR.

Eric A. Stein 1980	Vice President of the Trust	Since 2009	Vice President of EVM and BMR. Originally joined EVM in July 2002. Prior to re-joining EVM in September 2008, Mr. Stein worked at the Federal Reserve Bank of New York (2007-2008) and attended business school in Chicago, Illinois. Officer of 34 registered investment companies managed by EVM or BMR.

Dan R. Strelow 1959	Vice President of the Trust	Since 2009	Vice President of EVM and BMR since 2005. Previously, a Managing Director (since 1988) and Chief Investment Officer (since 2001) of the Fixed Income Group at State Street Research and Management. Officer of 33 registered investment companies managed by EVM or BMR.

Mark S. Venezia 1949	Vice President of the Trust and President of the Portfolio	Since 2007	Vice President of EVM and BMR. Officer of 40 registered investment companies managed by EVM or BMR.

Adam A. Weigold 1975	Vice President of the Trust	Since 2007	Vice President of EVM and BMR. Officer of 73 registered investment companies managed by EVM or BMR.

Barbara E. Campbell 1957	Treasurer	Treasurer of the Trust since 2005 and of the Portfolio since 2008	Vice President of EVM and BMR. Officer of 184 registered investment companies managed by EVM or BMR.

Maureen A. Gemma 1960	Secretary and Chief Legal Officer	Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR. Officer of 184 registered investment companies managed by EVM or BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	Of the Trust since 2004 and of the Portfolio since 2007	Vice President of EVM and BMR. Officer of 184 registered investment companies managed by EVM or BMR.

(1)	Includes both master and feeder funds in a master-feeder structure.

(2)	During their respective tenures, the Trustees also served as trustees of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Fund (launched in 1998 and terminated in 2009).

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

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Investment Adviser of
Emerging Markets Local Income Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Investment Adviser and Administrator of
Eaton Vance Emerging Markets Local Income Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Asset Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022

Eaton Vance Emerging Markets Local Income Fund
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

This report must be preceded or accompanied by a current prospectus or summary prospectus, if available. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus or summary prospectus, if available, contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

3040-12/10	EMISRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Chief Financial Officer of Aveon Group, L.P. (an investment management firm). Previously, he served as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
(a)-(d)
The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2009 and October 31, 2010 by the Fund’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/09	10/31/10

Audit Fees	$28,650	$50,650
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$16,060	$16,060
All Other Fees(3)	$2,500	$900

Total	$47,210	$67,610

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.
(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.
The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.
(f) Not applicable.
(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2009 and October 31, 2010; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/09	10/31/10

Registrant	$18,560	$16,960

Eaton Vance(1)	$280,861	$278,901

(1)	Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant.
(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not required in this filing.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.

Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Emerging Markets Local Income Portfolio

By:	/s/ Mark S. Venezia
Mark S. Venezia
President

Date:	December 22, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	December 22, 2010

By:	/s/ Mark S. Venezia
Mark S. Venezia
President

Date:	December 22, 2010